INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-lived intangible assets
Gross carrying amount	¥ 202,986		¥ 253,112
Less: accumulated amortization	(106,217)		(158,404)
Net Carrying Amount	96,769	$ 14,873	94,708
Trade names
Finite-lived intangible assets
Gross carrying amount	48,908		48,908
Less: accumulated amortization	0		0
Net Carrying Amount	48,908		48,908
Brand
Finite-lived intangible assets
Gross carrying amount	5,920		0
Less: accumulated amortization	0		0
Net Carrying Amount	5,920		0
Student populations
Finite-lived intangible assets
Gross carrying amount	39,818		38,380
Less: accumulated amortization	(37,580)		(36,964)
Net Carrying Amount	2,238		1,416
Software
Finite-lived intangible assets
Gross carrying amount	33,770		91,254
Less: accumulated amortization	(32,712)		(89,138)
Net Carrying Amount	1,058		2,116
Customer relationships
Finite-lived intangible assets
Gross carrying amount	5,270		5,270
Less: accumulated amortization	(5,270)		(5,270)
Net Carrying Amount	0		0
Cooperative agreements
Finite-lived intangible assets
Gross carrying amount	5,230		5,230
Less: accumulated amortization	(3,554)		(3,046)
Net Carrying Amount	1,676		2,184
Favorable leases
Finite-lived intangible assets
Gross carrying amount	63,237		63,237
Less: accumulated amortization	(26,268)		(23,153)
Net Carrying Amount	36,969		40,084
Non-compete agreements
Finite-lived intangible assets
Gross carrying amount	833		833
Less: accumulated amortization	(833)		(833)
Net Carrying Amount	¥ 0		¥ 0